Host Inc Earnings (Loss) Per Common Share (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended						4 Months Ended		12 Months Ended
	Sep. 09, 2011	Jun. 17, 2011	Mar. 25, 2011	Sep. 10, 2010	Jun. 18, 2010	Mar. 26, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
Net loss attributable to non-controlling interests											$ 2		$ 5
HOST HOTELS & RESORTS, INC.
Schedule of Earnings Per Share, Basic and Diluted, by Common Class [Line Items]
NET LOSS	(35)	64	(60)	(61)	19	(84)	16	(6)	(16)		(132)		(258)
Net loss attributable to non-controlling interests									1		2		6
Dividends on preferred stock											(4)		(9)
Issuance costs of redeemed preferred stock											(4)	[1]
NET LOSS AVAILABLE TO COMMON STOCKHOLDERS	(33)	62	(60)	(58)	12	(86)	17	(6)	(15)		(138)		(261)
Assuming deduction of gain recognized for the repurchase of 2004 Debentures													(2)	[2]
Diluted loss available to common stockholders									$ (15)		$ (138)		$ (263)
Basic weighted average shares outstanding									693.0		656.1		586.3
Assuming weighted average shares for the repurchased 2004 Debentures													0.9
Diluted weighted average shares outstanding									693.0	[3]	656.1	[3]	587.2	[3]
Basic loss per share	$ (0.05)	$ 0.09	$ (0.09)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.02	$ (0.01)	$ (0.02)		$ (0.21)		$ (0.45)
Diluted loss per share	$ (0.05)	$ 0.09	$ (0.09)	$ (0.09)	$ 0.02	$ (0.13)	$ 0.02	$ (0.01)	$ (0.02)		$ (0.21)		$ (0.45)

[1]	Represents the original issuance costs associated with the Class E preferred stock, which stock was redeemed during 2010.
[2]	During 2009, we repurchased $75 million face amount of our $500 million 3 1/4% exchangeable senior debentures (the "2004 Debentures") with a carrying value of $72 million for approximately $69 million. We are required to determine the dilutive effect of the repurchased 2004 Debentures separately from the 2004 Debentures outstanding at December 31, 2009. The 2004 Debentures repurchased during 2009 are treated as having been converted to Host Inc. common stock equivalents at the start of the period. Accordingly, the 2009 adjustments to net income related to the repurchased 2004 Debentures include a $3 million gain, net of interest expense on the repurchased debentures.
[3]	There are 47 million, 53 million and 51 million potentially dilutive shares for our exchangeable senior debentures and shares granted under comprehensive stock plans which were not included in the computation of diluted EPS as of December 31, 2011, 2010 and 2009, respectively, because to do so would have been anti-dilutive for the period. See Note 4 "Debt" for the terms and conditions of our exchangeable senior debentures and Note 8 "Employee Stock Plans" for the terms and conditions of our comprehensive stock plans.